31. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details Narrative) - BRL (R$) R$ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Description of fair value of other financial liabilities		Fair value of its loans, financing and debentures were determined using 133.82% of the CDI rate – based on its most recent funding. For the loans, financing, debentures and debt renegotiated with Forluz, with annual rates between IPCA + 4.10% to 8.07% and CDI + 0.16% to 0.97%, Company believes that their carrying amount is approximated to their fair value.
Description of eurobond issued				(i) for the principal, a call spread was contracted, with floor at R$ 3.25/US$ and ceiling at R$ 5.00/US$; and (ii) a swap was contracted for the total interest, for a coupon of 9.25% p.a. at an average rate equivalent to 150.49% of the CDI. For the additional US$500 issuance of the same Eurobond issued on July 2018: (1) a call spread was contracted for the principal, with floor at R$ 3.85/US$ and ceiling at R$ 5.00/US$; and (2) a swap was contracted for the interest, resulting in a coupon of 9.25% p.a., with an average rate equivalent to 125.52% of the CDI rate The upper limit for the exchange rate in the hedge instrument contracted by the Company for the principal of the Eurobonds is R$ 5.00/US$. The instrument matures in December 2024. If the USD/BRL exchange rate is still over R$ 5.00 in December 2024, the company will disburse, on that date, the difference between the upper limit of the protection range and the spot dollar on that date. The Company is monitoring the possible risks and impacts associated with the dollar being valued above R$ 5.00, and assessing various strategies for mitigating the foreign exchange risk up to the maturity date of the transaction. The hedge instrument fully protects the payment of six-monthly interest, independently of the USD/BRL exchange rate.
Description of cemigs obligation	125.52% of the CDI rate	Further to these points, Cemig also sets two concentration limits: 1. No bank may have more than 30% of the Group’s portfolio. 2. “Federal Risk” and “A1” banks may have more than 50% of the portfolio of any individual company.	150.49% of the CDI
Carrying value bond		R$ 2,310	R$ 14,777
Description of sensitivity analysis			the Company estimates that in a probable scenario the variation of the exchange rates of foreign currencies in relation to the Real at the end of 2020 will be an appreciation of the dollar by 29.01% to R$5.20. The Company has prepared a sensitivity analysis of the effects on the Company’s net income arising from depreciation of the Real exchange rate by 25%, and by 50%, in relation to this ‘probable’ scenario.
Allowance for doubtful accounts			R$ 179	R$ 340
Put option - SAAG [member]
Disclosure of detailed information about financial instruments [line items]
Liability		536	482,841
Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Non cash positive (negative) adjustment from derivative transaction		1,753	998
Cemig geracao tres marias s.a. [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value		2,949	1,691
Carrying value bond		R$ 2,360	922
foreign currencies [member]
Disclosure of detailed information about financial instruments [line items]
Description of sensitivity analysis		The Company estimates that in a probable scenario the variation of the exchange rates of foreign currencies in relation to the Real at the end of 2021 will be an appreciation of the dollar by 7.63% to R$4.80. The Company has prepared a sensitivity analysis of the effects on the Company's net income arising from variation in the Real exchange rate considering the increase of 25%, and 50%, in relation to this 'probable' scenario.
Selic and TJLP rates [member]
Disclosure of detailed information about financial instruments [line items]
Description of sensitivity analysis		Selic and TJLP rates will be 5.50% and 4.87%, respectively. The Company has made a sensitivity analysis of the effects on its net income arising from increases in rates of 25% and 50% in relation to the ‘probable’ scenario.
TJLP [member]
Disclosure of detailed information about financial instruments [line items]
Description of sensitivity analysis		Company estimates that, in a probable scenario, at December 31, 2020 Selic and TJLP rates will be 1.50% and 4.95%, respectively.
Probable scenario [member]
Disclosure of detailed information about financial instruments [line items]
Description of sensitivity analysis		The Company estimates that, in a probable scenario, at December 31, 2021 the IPCA inflation index will be 4.53% and the IGPM inflation index will be 11.65%. The Company has prepared a sensitivity analysis of the effects on its net income arising from an increase in inflation of 25% and 50% in relation to the ‘probable’ scenario
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for doubtful accounts		R$ 712	R$ 810